Trade receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
Trade receivables	¥ 838,690	¥ 710,123
Cost
Trade receivables
Trade receivables	881,147	738,004
Impairment loss allowance
Trade receivables
Trade receivables	¥ (42,457)	¥ (27,881)